Loans (Age Analysis of Past Due Loans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 242,397	¥ 200,117
Current		82,197,184	77,522,408
Total	[1]	82,439,581	77,722,525
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		145,916	166,660
Current		57,510,624	52,405,772
Total		57,656,540	52,572,432
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		10,065	11,172
Current		8,730,216	8,333,636
Total		8,740,281	8,344,808
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		36,288	39,428
Current		7,617,728	7,694,085
Total		7,654,016	7,733,513
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		7,048	9,718
Current		4,752,177	4,645,986
Total		4,759,225	4,655,704
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		9,749	12,940
Current		5,132,254	5,395,910
Total		5,142,003	5,408,850
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,565	2,708
Current		3,487,850	3,265,194
Total		3,490,415	3,267,902
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		4,006,401	3,632,481
Total		4,006,401	3,632,481
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		8,532,246	3,395,784
Total		8,532,246	3,395,784
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		69	29
Current		4,427,280	4,619,307
Total	[2]	4,427,349	4,619,336
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		80,132	90,665
Current		10,824,472	11,423,389
Total		10,904,604	11,514,054
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		96,481	33,457
Current		24,686,560	25,116,636
Total		24,783,041	25,150,093
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		6,759,921	6,382,449
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		959,948	1,174,665
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		40,928	50,075
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		40,382	49,216
30-59 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,938	1,555
30-59 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,818	2,713
30-59 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		917	2,479
30-59 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,330	3,193
30-59 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		384	594
30-59 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		32,995	38,682
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		546	859
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		17,187	18,545
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		16,971	15,947
60-89 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		360	163
60-89 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		947	1,024
60-89 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		217	223
60-89 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,834	886
60-89 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		322	81
60-89 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		12,291	13,570
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		216	2,598
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		184,282	131,497
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		88,563	101,497
90 Days or More Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		7,767	9,454
90 Days or More Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		32,523	35,691
90 Days or More Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		5,914	7,016
90 Days or More Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		5,585	8,861
90 Days or More Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,859	2,033
90 Days or More Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		69	29
90 Days or More Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		34,846	38,413
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 95,719	¥ 30,000

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.